Supplement to the
Fidelity® Growth Company Fund
January 29, 2004
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Growth Company Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

GCF-04-01 March 22, 2004
1.734042.104

Supplement to the
Fidelity® New Millennium Fund®
January 29, 2004
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity New Millennium Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

NMF-04-01 March 22, 2004
1.729577.106

Supplement to the
Fidelity® Aggressive Growth Fund
January 29, 2004
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Aggressive Growth Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FEG-04-01 March 22, 2004
1.708161.110